Government Grants - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Received	$ 3,539	$ 3,539
Less accumulated amortization	(2,836)	(2,792)
Foreign exchange translation adjustment	155	172
Less current portion	(366,988)	(274,468)
Government Grants
Disaggregation of Revenue [Line Items]
Total government grants	858	919
Less current portion	(45)	(42)
Non-current government grants	$ 813	$ 877